Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

7            Leases

The Group is engaged in multiple lease arrangements for vessels and containers, supporting its operating activities, as well as for buildings, vehicles, IT equipment and other tangible assets. Such lease arrangements (part of which includes options for extension and / or purchase of the underlying asset) are characterized by large-scale, frequent and recurring engagements in common market terms.

(a)	Right-of-use assets

			Buildings, Vehicles
		Containers and	and other tangible
	Vessels	equipment	assets	Total

	US $’000
Balance as at January 1, 2021	826,678	466,070	47,911	1,340,659
Additions	1,677,501	85,171	16,273	1,778,945
Depreciation	(602,100)	(89,158)	(18,502)	(709,760)
Other (*)	818,135	(3,439)	1,881	816,577
Balance as at December 31, 2021	2,720,214	458,644	47,563	3,226,421

			Buildings, vehicles
		Containers and	and other tangible
	Vessels	equipment	assets	Total

Balance as at January 1, 2020	600,480	408,003	49,813	1,058,296
Additions	284,756	152,481	11,599	448,836
Depreciation	(180,690)	(84,119)	(15,841)	(280,650)
Other (*)	122,132	(10,295)	2,340	114,177
Balance as at December 31, 2020	826,678	466,070	47,911	1,340,659

(*) Mainly modifications, see also Note 5.

(b)	Maturity analysis of the Group’s lease liabilities

	As at December 31
	2021	2020

	US $’000
Less than one year	893,004	362,176
One to five years	1,981,465	588,028
More than five years	197,211	223,812
Total	3,071,680	1,174,016

7            Leases (cont’d)

The Group’s lease liabilities are mostly denominated in USD, discounted, as of December 31, 2021, by interest rates with weighted average of 5.0%.

(c)	Amounts recognized in profit or loss

	2021	2020

	US $’000
Interest expenses on lease liabilities	139,552	102,480
Expenses relating to short-term leases:
Vessels	71,689	121,115
Containers	36,597	27,049

(d)	Amounts recognized in the statement of cash flows

	2021	2020

	US $’000
Cash outflow related to lease liabilities	877,789	368,931

(e)	For further details regarding the Company’s obligations, in respect of leases not accounted as a lease liability, see Note 26.